Document and Entity Information	Dec. 20, 2021
Prospectus:
Document Type	497
Document Period End Date	Dec. 20, 2021
Entity Registrant Name	PACE SELECT ADVISORS TRUST
Entity Central Index Key	0000930007
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 20, 2021
Document Effective Date	Dec. 20, 2021
Prospectus Date	Nov. 26, 2021
PACE Intermediate Fixed Income Investments | Class P
Prospectus:
Trading Symbol	PCIFX
PACE Intermediate Fixed Income Investments | Class A
Prospectus:
Trading Symbol	PIFAX
PACE Intermediate Fixed Income Investments | Class Y
Prospectus:
Trading Symbol	PIFYX
PACE Intermediate Fixed Income Investments | Class P2
Prospectus:
Trading Symbol	PIFTX
PACE Strategic Fixed Income Investments | Class P
Prospectus:
Trading Symbol	PCSIX
PACE Strategic Fixed Income Investments | Class A
Prospectus:
Trading Symbol	PBNAX
PACE Strategic Fixed Income Investments | Class Y
Prospectus:
Trading Symbol	PSFYX
PACE Strategic Fixed Income Investments | Class P2
Prospectus:
Trading Symbol	PSFTX
PACE Global Fixed Income Investments | Class P
Prospectus:
Trading Symbol	PCGLX
PACE Global Fixed Income Investments | CLASS A
Prospectus:
Trading Symbol	PWFAX
PACE Global Fixed Income Investments | CLASS Y
Prospectus:
Trading Symbol	PWFYX
PACE Global Fixed Income Investments | Class P2
Prospectus:
Trading Symbol	PGFTX
PACE High Yield Investments | Class A
Prospectus:
Trading Symbol	PHIAX
PACE High Yield Investments | Class Y
Prospectus:
Trading Symbol	PHDYX
PACE High Yield Investments | Class P
Prospectus:
Trading Symbol	PHYPX
PACE High Yield Investments | Class P2
Prospectus:
Trading Symbol	PHDTX
PACE Large Co Growth Equity Investments | Class P
Prospectus:
Trading Symbol	PCLCX
PACE Large Co Growth Equity Investments | CLASS A
Prospectus:
Trading Symbol	PLAAX
PACE Large Co Growth Equity Investments | CLASS Y
Prospectus:
Trading Symbol	PLAYX
PACE Large Co Growth Equity Investments | Class P2
Prospectus:
Trading Symbol	PLATX
PACE International Equity Investments | Class P
Prospectus:
Trading Symbol	PCIEX
PACE International Equity Investments | CLASS A
Prospectus:
Trading Symbol	PWGAX
PACE International Equity Investments | CLASS Y
Prospectus:
Trading Symbol	PWIYX
PACE International Equity Investments | Class P2
Prospectus:
Trading Symbol	PWITX